Cash and restricted cash - Deposits in financial institutions (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 787,798	$ 108,405	¥ 598,886	$ 82,409	¥ 927,782	¥ 901,429
Restricted cash	159	$ 22	27,126
Asset Pledged as Collateral | Restricted Cash For Notes Payable
Cash and restricted cash
Restricted cash	159		3,513
Asset Pledged as Collateral | Restricted Cash For Litigation
Cash and restricted cash
Restricted cash			23,613
PRC
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	749,447		542,645
PRC | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	732,805		528,022
PRC | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	16,433		14,542
PRC | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	89		81
PRC | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	109		0
PRC | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	11		0
Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	628		40
Hong Kong | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	27		27
Hong Kong | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	601		13
Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	34,949		39,788
Sweden | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	207		204
Sweden | SEK
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	34,742		39,584
United Kingdom
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	562		12,356
United Kingdom | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	562		12,356
United States
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	2,079		3,867
United States | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	2,079		3,867
Germany
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	133		190
Germany | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 133		¥ 190